Note 9 - Financial Assets at Fair Value Through Profit or Loss - Debt Securities FVTPL (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Debt Securities FVTPL Abstract
Government Securities FVTPL	$ 952,798,000	$ 2,082,328,000	$ 3,748,047,000
Government Securities Pledged as Collateral FVTPL	0	31,124,000	0
Private Securities Corporate Bonds FVTPL	167,913,000	197,983,000	325,605,000
BCRA Bills FVTPL	6,387,388,000	6,276,692,000	2,691,284,000
Debt Securities FVTPL	$ 7,508,099,000	$ 8,588,127,000	$ 6,764,936,000